Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Manor Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	20.67%	13.78%	10.78%
Growth Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%	13.27%	14.21%
Bond Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.08%)	0.88%
Lipper Large Cap Core [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.87%	13.75%	14.02%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%
Lipper Large Cap Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	12.66%	16.06%
S P 500 Index Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%
Lipper U S Govt Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.11%	(0.24%)	1.53%
Bloomberg Barclays [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.61%	1.75%